Lease Liabilities (Details) - Schedule of lease liabilities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Maturities analysis
– within one year	R 47,294	R 38,401
– within two to four years	56,868	46,576
– over four years	7,916	13,707
Present value of lease payments	112,078	98,684
Non-current liabilities	64,784	60,283
Current liabilities	47,294	38,401
Total liabilities	R 112,078	R 98,684